UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

July 31, 2013

United Association S&P 500 Index Fund

Description	Shares	Value
Common Stock (98.4%)
Consumer Discretionary (12.1%)
Abercrombie & Fitch, Cl A	717	$35,757
Amazon.com*	3,358	1,011,497
Apollo Group, Cl A*	2,220	40,448
AutoNation*	402	19,256
Autozone*	322	144,443
Bed Bath & Beyond*	2,053	156,993
Best Buy	2,562	77,090
BorgWarner	952	90,849
Cablevision Systems, Cl A	1,968	36,782
CarMax	2,116	103,769
Carnival	4,338	160,636
CBS, Cl B	5,451	288,031
Chipotle Mexican Grill, Cl A	283	116,672
Coach	2,942	156,309
Comcast, Cl A	24,305	1,095,669
Darden Restaurants	1,163	57,045
Delphi Automotive	2,584	138,812
DIRECTV*	5,068	320,652
Discovery Communications, Cl A*	2,322	185,110
Dollar General*	2,939	160,675
Dollar Tree*	2,186	117,279
DR Horton	2,445	49,144
Expedia	842	39,683
Family Dollar Stores	904	62,159
Ford Motor	36,252	611,934
Fossil Group*	468	51,433
GameStop, Cl A	1,260	61,816
Gannett	2,091	53,864
Gap	3,053	140,133
Garmin	1,007	40,361
General Motors*	7,127	255,646
Genuine Parts	1,415	116,016
Goodyear Tire & Rubber*	2,200	40,700
H&R Block	1,440	45,259
Harley-Davidson	2,053	116,549
Harman International Industries	624	37,771
Hasbro	1,069	49,174
Home Depot	13,471	1,064,613
International Game Technology	2,552	47,135
Interpublic Group	2,964	48,758
JC Penney*	1,359	19,841
Johnson Controls	6,036	242,707
Kohl’s	1,964	104,053
L Brands	2,244	125,148
Leggett & Platt	1,252	39,325
Lennar, Cl A	1,441	48,807
Lowe’s	10,112	450,793
Macy’s	3,796	183,499
Marriott International, Cl A	1,952	81,145
Mattel	3,157	132,689
McDonald’s	9,241	906,357
NetFlix*	489	119,424
Newell Rubbermaid	2,525	68,226
News*	4,539	72,307
Nike, Cl B	6,683	420,494
Nordstrom	1,402	85,858
Omnicom Group	2,447	157,269
O’Reilly Automotive*	1,019	127,640
PetSmart	1,054	77,174
priceline.com*	476	416,819
PulteGroup	2,941	48,909

Description	Shares	Value
PVH	722	$95,152
Ralph Lauren, Cl A	593	107,962
Ross Stores	2,114	142,632
Scripps Networks Interactive, Cl A	845	59,800
Staples	6,003	102,171
Starbucks	7,079	504,308
Starwood Hotels & Resorts Worldwide	1,755	116,093
Target	6,058	431,632
Tiffany	1,159	92,152
Time Warner	8,648	538,424
Time Warner Cable, Cl A	2,737	312,210
TJX	6,923	360,273
TripAdvisor*	842	63,167
Twenty-First Century Fox	18,158	542,561
Urban Outfitters*	1,085	46,178
VF	799	157,403
Viacom, Cl B	4,100	298,357
Walt Disney	16,665	1,077,392
Washington Post, Cl B	45	24,181
Whirlpool	731	97,910
Wyndham Worldwide	1,309	81,551
Wynn Resorts	691	91,993
Yum! Brands	4,058	295,909

		17,013,817

Consumer Staples (10.3%)
Altria Group	18,752	657,445
Archer-Daniels-Midland	5,998	218,747
Avon Products	3,832	87,600
Beam	1,409	91,571
Brown-Forman, Cl B	1,381	100,136
Campbell Soup	1,657	77,548
Clorox	1,184	101,753
Coca-Cola	35,536	1,424,283
Coca-Cola Enterprises	2,741	102,897
Colgate-Palmolive	8,246	493,688
ConAgra Foods	3,755	135,968
Constellation Brands, Cl A*	1,590	82,823
Costco Wholesale	4,052	475,259
CVS	11,306	695,206
Dr. Pepper Snapple Group	1,969	92,031
Estee Lauder, Cl A	2,359	154,868
General Mills	5,909	307,268
Hershey	1,416	134,336
Hormel Foods	1,274	53,954
JM Smucker	997	112,182
Kellogg	2,264	149,967
Kimberly-Clark	3,588	354,495
Kraft Foods Group	5,410	306,098
Kroger	4,728	185,669
Lorillard	3,634	154,554
McCormick	1,216	87,078
Mead Johnson Nutrition, Cl A	1,883	137,158
Molson Coors Brewing, Cl B	1,451	72,637
Mondelez International, Cl A	16,549	517,487
Monster Beverage*	1,385	84,471
PepsiCo	14,246	1,190,111
Philip Morris International	15,082	1,345,013
Procter & Gamble	25,304	2,031,911
Reynolds American	3,120	154,222
Safeway	2,401	61,922
Sysco	5,466	188,632
Tyson Foods, Cl A	2,660	73,469
Walgreen	7,951	399,538
Wal-Mart Stores	15,108	1,177,517

Schedule of Investments (Unaudited)

July 31, 2013

United Association S&P 500 Index Fund — continued

Description	Shares	Value
Whole Foods Market	2,930	$162,849

		14,434,361

Energy (10.3%)
Anadarko Petroleum	4,637	410,467
Apache	3,670	294,517
Baker Hughes	4,027	191,001
Cabot Oil & Gas	1,973	149,593
Cameron International*	2,139	126,843
Chesapeake Energy	4,941	115,125
Chevron	17,830	2,244,619
ConocoPhillips	11,106	720,335
CONSOL Energy	2,103	65,256
Denbury Resources	3,546	62,055
Devon Energy	3,420	188,134
Diamond Offshore Drilling	632	42,622
Ensco, Cl A	2,105	120,701
EOG Resources	2,438	354,705
EQT	1,388	120,062
Exxon Mobil	41,003	3,844,031
FMC Technologies*	2,175	115,927
Halliburton	8,697	393,017
Helmerich & Payne	1,004	63,453
Hess	2,838	211,317
Kinder Morgan	5,760	217,498
Marathon Oil	6,486	235,831
Marathon Petroleum	2,995	219,623
Murphy Oil	1,787	121,016
Nabors Industries Ltd.	2,548	39,214
National Oilwell Varco	3,862	270,997
Newfield Exploration*	1,238	30,455
Noble	2,278	87,020
Noble Energy	3,262	203,842
Occidental Petroleum	7,366	655,942
Peabody Energy	2,404	39,810
Phillips 66	5,710	351,165
Pioneer Natural Resources	1,259	194,843
QEP Resources	1,601	48,814
Range Resources	1,488	117,701
Rowan, Cl A*	1,122	38,541
Schlumberger	12,260	997,106
Southwestern Energy	3,163	122,693
Spectra Energy	5,989	215,544
Tesoro	1,278	72,654
Valero Energy	5,147	184,108
Williams	5,925	202,457
WPX Energy	1,762	33,848

		14,534,502

Financials (16.4%)
ACE	3,217	293,969
Aflac*	4,323	266,643
Allstate	4,482	228,492
American Express	8,834	651,684
American International Group*	13,505	614,613
American Tower REIT, Cl A	3,598	254,702
Ameriprise Financial	1,967	175,063
Aon	2,945	198,788
Apartment Investment & Management REIT, Cl A	1,100	32,318
Assurant	848	45,928
AvalonBay Communities REIT	1,031	139,535
Bank of America	100,172	1,462,511
Bank of New York Mellon	10,903	342,899
BB&T	6,419	229,094
Berkshire Hathaway, Cl B*	16,904	1,958,666

Description	Shares	Value
BlackRock, Cl A (A)	1,160	$327,074
Boston Properties REIT	1,348	144,169
Capital One Financial	5,254	362,631
CBRE Group, Cl A	2,816	65,247
Charles Schwab	10,642	235,082
Chubb	2,463	213,049
Cincinnati Financial	1,467	71,883
Citigroup	28,060	1,463,048
CME Group, Cl A*	2,905	214,912
Comerica	1,660	70,616
Discover Financial Services	4,443	219,973
E*Trade Financial*	2,058	30,664
Equity Residential REIT	2,773	155,288
Fifth Third Bancorp	8,115	156,052
Franklin Resources	3,756	183,593
Genworth Financial, Cl A*	4,393	57,065
Goldman Sachs Group	3,982	653,168
Hartford Financial Services Group	3,769	116,311
HCP REIT	4,002	175,568
Health Care REIT	2,623	169,157
Host Hotels & Resorts REIT	6,320	112,875
Hudson City Bancorp	5,847	55,897
Huntington Bancshares	9,250	79,088
IntercontinentalExchange*	652	118,957
Invesco	3,993	128,535
JPMorgan Chase	34,995	1,950,271
KeyCorp	8,142	100,065
Kimco Realty REIT	3,547	79,985
Legg Mason	255	8,769
Leucadia National	2,347	62,970
Lincoln National	2,425	101,050
Loews	2,743	124,944
M&T Bank	1,111	129,832
Macerich	1,268	78,679
Marsh & McLennan	4,824	201,981
McGraw-Hill	2,549	157,681
MetLife	9,869	477,857
Moody’s	1,719	116,497
Morgan Stanley	13,067	355,553
Nasdaq OMX Group	1,117	36,191
Northern Trust	2,098	122,817
NYSE Euronext	2,235	94,228
People’s United Financial	3,146	47,190
Plum Creek Timber REIT	1,438	70,146
PNC Financial Services Group (A)	4,788	364,127
Principal Financial Group	2,565	111,218
Progressive	5,371	139,700
ProLogis REIT	4,594	176,226
Prudential Financial	4,471	353,075
Public Storage REIT	1,365	217,335
Regions Financial	12,789	128,018
Simon Property Group REIT	2,865	458,572
SLM	4,037	99,754
State Street	4,190	291,917
SunTrust Banks	4,873	169,532
T Rowe Price Group	2,251	169,365
Torchmark	894	63,546
Travelers	3,530	294,931
UnumProvident	2,389	75,588
US Bancorp	17,285	645,076
Ventas REIT	2,594	170,530
Vornado Realty Trust REIT	1,590	134,848
Wells Fargo	45,422	1,975,857
Weyerhaeuser REIT	4,767	135,383
XL Group, Cl A	2,840	89,034

Schedule of Investments (Unaudited)

July 31, 2013

United Association S&P 500 Index Fund — continued

Description	Shares	Value
Zions Bancorporation	1,442	$42,741

		23,097,886

Health Care (12.8%)
Abbott Laboratories	14,554	533,113
AbbVie	14,554	661,916
Actavis*	1,187	159,378
Aetna	3,488	223,825
Agilent Technologies	3,043	136,113
Alexion Pharmaceuticals*	1,805	209,795
Allergan	2,742	249,851
AmerisourceBergen	2,361	137,576
Amgen	7,014	759,546
Baxter International	5,058	369,436
Becton Dickinson	1,730	179,436
Biogen Idec*	2,186	476,832
Boston Scientific*	13,104	143,096
Bristol-Myers Squibb	15,147	654,956
Cardinal Health	3,191	159,837
CareFusion*	2,014	77,680
Celgene*	3,790	556,599
Cerner*	2,630	128,870
Cigna	2,525	196,521
Covidien	4,248	261,804
CR Bard	694	79,533
DaVita*	847	98,599
DENTSPLY International	1,332	57,116
Edwards Lifesciences*	1,047	74,735
Eli Lilly	9,142	485,532
Express Scripts	7,568	496,082
Forest Laboratories*	2,176	94,786
Gilead Sciences*	14,001	860,362
Hospira	1,444	58,771
Humana	1,497	136,616
Intuitive Surgical	370	143,560
Johnson & Johnson	25,902	2,421,837
Laboratory Corp of America Holdings*	872	84,357
Life Technologies*	1,527	113,914
Mallinckrodt*	531	24,368
McKesson	2,126	260,775
Medtronic	9,151	505,501
Merck	27,846	1,341,342
Mylan*	3,923	131,656
Patterson	782	31,976
PerkinElmer	1,018	34,703
Perrigo	874	108,717
Pfizer	61,538	1,798,756
Quest Diagnostics	1,416	82,567
Regeneron Pharmaceuticals*	710	191,743
St. Jude Medical	2,823	147,897
Stryker	2,643	186,226
Tenet Healthcare*	871	38,890
Thermo Fisher Scientific	3,215	292,919
UnitedHealth Group	9,224	671,968
Varian Medical Systems*	989	71,703
Waters*	805	81,257
WellPoint	2,738	234,263
Zimmer Holdings	1,580	131,898
Zoetis, Cl A	4,611	137,454

		17,988,559

Industrials (10.1%)
3M	5,880	690,488
ADT	2,089	83,727
Avery Dennison	934	41,778

Description	Shares	Value
Boeing	6,347	$667,070
Caterpillar	6,140	509,067
CH Robinson Worldwide	1,518	90,503
Cintas	1,007	47,842
CSX	9,509	235,918
Cummins	1,636	198,267
Danaher	5,366	361,346
Deere	3,601	299,135
Dover	1,655	141,734
Dun & Bradstreet	433	44,872
Eaton	4,389	302,621
Emerson Electric	6,559	402,526
Equifax	1,108	70,059
Expeditors International Washington	1,930	77,818
Fastenal	2,456	120,368
FedEx	2,692	285,352
Flowserve	1,194	67,676
Fluor	1,507	94,278
General Dynamics	3,022	257,897
General Electric	95,352	2,323,728
Honeywell International	7,136	592,145
Illinois Tool Works	3,905	281,316
Ingersoll-Rand	2,374	144,933
Iron Mountain	1,767	49,123
Jacobs Engineering Group*	1,120	66,304
Joy Global	976	48,312
Kansas City Southern	1,016	109,474
L-3 Communications Holdings	890	82,903
Lockheed Martin	2,418	290,450
Masco	2,934	60,206
Nielsen Holdings	1,946	65,035
Norfolk Southern	2,909	212,823
Northrop Grumman	2,284	210,265
Paccar	3,160	177,813
Pall	1,053	73,668
Parker Hannifin	1,367	141,184
Pentair	1,944	118,740
Pitney Bowes	1,850	30,544
Precision Castparts	1,312	290,897
Quanta Services*	1,245	33,379
Raytheon	3,108	223,279
Republic Services, Cl A	2,913	98,780
Robert Half International	1,260	46,922
Rockwell Automation	1,317	127,551
Rockwell Collins	1,374	97,787
Roper Industries	860	108,326
Ryder System	458	28,323
Snap-on	527	49,986
Southwest Airlines*	7,014	97,004
Stanley Black & Decker	1,490	126,084
Stericycle*	792	91,825
Textron	2,529	69,244
Tyco International	4,179	145,471
Union Pacific	4,341	688,439
United Parcel Service, Cl B	6,599	572,793
United Technologies	7,731	816,162
W.W. Grainger	571	149,682
Waste Management	4,277	179,762
Xylem	1,640	40,885

		14,251,889

Information Technology (17.4%)
Accenture, Cl A	6,024	444,631
Adobe Systems*	4,483	211,956
Advanced Micro Devices*	5,600	21,112
Akamai Technologies*	1,616	76,275

Schedule of Investments (Unaudited)

July 31, 2013

United Association S&P 500 Index Fund — continued

Description	Shares	Value
Altera	2,882	$102,484
Amphenol, Cl A	1,487	116,819
Analog Devices	2,648	130,705
Apple Computer	8,656	3,916,840
Applied Materials	11,502	187,598
Autodesk*	1,914	67,736
Automatic Data Processing	4,495	324,045
BMC Software*	1,495	68,725
Broadcom, Cl A	4,668	128,697
CA	3,333	99,123
Cisco Systems	49,283	1,259,181
Citrix Systems*	1,715	123,515
Cognizant Technology Solutions, Cl A*	2,868	207,615
Computer Sciences	1,434	68,344
Corning	13,272	201,601
Dell	13,743	174,124
eBay*	10,771	556,753
Electronic Arts*	3,092	80,763
EMC	18,917	494,680
F5 Networks*	697	61,169
Fidelity National Information Services	2,677	115,539
First Solar*	545	26,836
Fiserv*	1,253	120,589
FLIR Systems	1,394	45,263
Google, Cl A*	2,478	2,199,473
Harris	1,040	59,353
Hewlett-Packard	17,929	460,417
Intel	45,407	1,057,983
International Business Machines	9,611	1,874,529
Intuit	2,646	169,133
Jabil Circuit	1,687	38,784
JDS Uniphase*	2,016	29,575
Juniper Networks*	4,806	104,146
KLA-Tencor	1,550	90,876
Lam Research*	1,501	73,879
Linear Technology	2,076	84,203
LSI*	4,996	38,869
Mastercard, Cl A	979	597,787
Microchip Technology	1,729	68,710
Micron Technology*	9,499	125,862
Microsoft	69,687	2,218,137
Molex	1,234	36,810
Motorola Solutions	2,692	147,602
NetApp	3,133	128,829
NVIDIA	5,657	81,630
Oracle	33,703	1,090,292
Paychex	3,439	135,634
Qualcomm	15,974	1,031,122
Red Hat*	1,786	92,461
SAIC	983	15,030
Salesforce.com*	5,212	228,025
SanDisk	2,114	116,524
Seagate Technology	2,687	109,925
Symantec	6,571	175,314
TE Connectivity	3,830	195,483
Teradata*	1,503	88,857
Teradyne*	1,650	27,209
Texas Instruments	10,282	403,054
Total System Services	1,464	40,128
VeriSign*	1,445	69,129
Visa, Cl A	4,717	834,956
Western Digital	1,889	121,614
Western Union	4,486	80,569

Description	Shares	Value
Xerox	12,100	$117,370
Xilinx	2,356	110,002
Yahoo!	8,786	246,799

		24,448,802

Materials (3.2%)
Air Products & Chemicals	1,912	207,720
Airgas	642	66,261
Alcoa	9,412	74,825
Allegheny Technologies	936	25,805
Ball	1,412	63,243
Bemis	941	38,760
CF Industries Holdings	599	117,410
Cliffs Natural Resources	1,604	31,294
Dow Chemical	10,888	381,516
Eastman Chemical	1,254	100,859
Ecolab	2,402	221,320
EI du Pont de Nemours	8,545	492,961
FMC	1,274	84,288
Freeport-McMoRan Copper & Gold	9,670	273,468
International Flavors & Fragrances	734	59,219
International Paper	3,973	191,936
LyondellBasell Industries, Cl A	3,435	236,019
MeadWestvaco	1,523	56,275
Monsanto	4,871	481,157
Mosaic	2,522	103,629
Newmont Mining	4,487	134,610
Nucor	2,842	132,949
Owens-Illinois*	1,483	44,119
PPG Industries	1,282	205,684
Praxair	2,737	328,905
Sealed Air	1,703	46,390
Sherwin-Williams	788	137,246
Sigma-Aldrich	1,118	93,420
United States Steel	1,185	20,560
Vulcan Materials	1,177	55,531

		4,507,379

Telecommunication Services (2.6%)
AT&T*	49,612	1,749,815
CenturyTel	5,673	203,377
Crown Castle International*	2,719	191,010
Frontier Communications	9,555	41,660
Sprint*	7,057	42,060
Verizon Communications	26,384	1,305,480
Windstream	5,432	45,357

		3,578,759

Utilities (3.2%)
AES*	6,012	74,789
AGL Resources*	1,069	48,950
Ameren	2,232	79,928
American Electric Power	4,483	207,787
CenterPoint Energy	3,977	98,709
CMS Energy	2,414	67,568
Consolidated Edison	2,748	164,605
Dominion Resources	5,336	316,478
DTE Energy	1,593	112,625
Duke Energy	6,541	464,411
Edison International	3,041	151,594
Entergy	1,636	110,430
Exelon	8,005	244,873
FirstEnergy	3,911	148,892
Integrys Energy Group	727	45,656
NextEra Energy	3,864	334,661
NiSource	2,666	81,900

Schedule of Investments (Unaudited)

July 31, 2013

United Association S&P 500 Index Fund — concluded

Description	Shares	Value
Northeast Utilities	2,810	$124,792
NRG Energy	2,941	78,878
Oneok	1,934	102,405
Pepco Holdings	2,180	44,799
PG&E	3,796	174,198
Pinnacle West Capital	1,036	61,020
PPL	5,492	174,481
Public Service Enterprise Group	4,718	159,421
SCANA	1,088	56,478
Sempra Energy	2,234	195,765
Southern	8,071	361,904
TECO Energy	2,053	36,277
Wisconsin Energy	2,164	94,091
Xcel Energy	4,592	137,530

		4,555,895

Total Common Stock (Cost $143,961,178)		138,411,849

Cash Equivalent (0.9%)
PNC Advantage Institutional Money Market Fund, 0.050%(B) (C) (Cost $1,230,118)	1,230,118	1,230,118

Exchange Traded Fund (0.6%)
SPDR S&P 500 ETF Trust (Cost $855,549)	5,300	893,898

Total Investments – 99.9% (Cost $146,046,845) †		$140,535,865

Percentages are based on Net Assets of $140,655,127.

* Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported is the 7-day effective yield as of July 31, 2013
(C)	Investment in affiliated security.
†	At July 31, 2013, the tax basis cost of the Fund’s investments was $149,292,001, and the unrealized appreciation and depreciation were $28,106,420 and $(36,862,556) respectively.

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

For the quarter ended July 31, 2013, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period.

As of July 31, 2013, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the quarter ended July 31, 2013, there were no Level 3 securities.

During the quarter ended July 31, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

During the quarter ended July 31, 2013, there have been no significant changes to the Fund’s fair value methodologies.

A list of the open long S&P 500 Index futures contracts held by the Fund at July 31, 2013 is as follows:

Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation
17	$1,428,425	September 2013	$42,113

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

UAF-QH-003-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2013